Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities [Abstract]
Schedule of accounts receivable and contract assets, net
	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable	418,266	408,961
Contract Assets (See Note 2(q))	455,630	659,788
Allowance for doubtful accounts	(28,025)	(15,361)
Accounts receivable and Contract Assets, net	845,871	1,053,388

Schedule of group’s allowance for expected credit losses of accounts receivables
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	20,495	29,000	28,025
Cumulative-effect adjustment upon adoption of ASU 2016-13	7,436	—	—
Current period provision (reversal of) for expected credit losses	4,831	2,095	(1,378)
Write-offs	(3,762)	(3,070)	(11,286)
Balance at the end of the year	29,000	28,025	15,361

Schedule of property plant and equipment depreciation and amortization are calculated using the straight-line method
	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income
	2020	2021	2022
	RMB	RMB	RMB
Operating costs	199	791	822
Selling expenses	7,350	5,778	5,106
General and administrative expenses	10,109	11,773	13,545
Depreciation expense	17,658	18,342	19,473

Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	857,682	—	857,682	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	331,228	—	331,228	—